Taxes - Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Income Taxes and Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (17,975,601)	$ (32,920,950)	$ (22,315,432)
Mainland China EIT rate	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (4,493,900)	$ (8,230,238)	$ (5,578,858)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,040,003	(338)	1,274,465
Effect of changes in tax rate	2,123,753	(1,194,103)
Effect of tax rates in foreign jurisdictions	218,737	1,117,727	1,497,723
Effect of non-deductible share-based compensation	243,186	536,450	536,450
Effect of true up on net operating loss in the tax returns	696,285	687,460
Effect of non-deductible expense	44,535	6,277	13,917
Super deduction of qualified R&D expenditures	(231,020)
Changes in valuation allowance	363,984	7,076,539	2,919,231
Income tax (benefit) expense	$ 5,563	$ (226)	$ 808,970
Effective tax rate	(0.03%)	0.00%	(3.63%)